General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of General and Administrative Expenses [Abstract]
Advertising and promotion	$ 2,135,054	$ 724,785
Insurance	910
Office and administrative	20,880	6,297
Rent	7,831	6,926
Transfer agent and filing fees	128,619	139,221
Travel expenses	11,901	142,058
Total general and administrative expenses	$ 2,305,195	$ 1,019,287